Long-Term Debt (Senior Notes Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 22, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		$ 24,536,000	$ 0
Senior Notes, maturing 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400,000,000
Debt Instrument, Interest Rate, Stated Percentage	11.625%
Debt Instrument, Unamortized Discount	$ 6,900,000
Debt instrument issue discount percentage	1.734%
Debt Instrument, Maturity Date	Apr. 15, 2023
Debt Instrument, Payment Terms		Payable semi-annually in arrears on April 15 and October 15 of each year, beginning on October 15, 2016.
Debt Instrument, Frequency of Periodic Payment		semi-annually
Debt Instrument, Date of First Required Payment	Oct. 15, 2016
Debt Instrument, Interest Rate, Effective Percentage		12.469%
Debt Instrument, Redemption Price Percentage	100.00%
Senior Notes, maturing 2023 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage	35.00%